DISCONTINUED OPERATIONS (Schedule of result of Double Grow) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 29, 2017	Dec. 31, 2016	Dec. 31, 2015
ContinuingAndDiscontinuedOperationsLineItems [Line Items]
Administrative expenses	¥ (6,204)		¥ (4,519)	¥ (3,577)
OPERATING LOSS	(6,204)		(4,519)	(3,577)
Finance costs	(14)		(1)	(2)
LOSS BEFORE INCOME TAX	(6,179)		(4,445)	(3,769)
Loss for the year from discontinued operations, net of tax	¥ (23,817)		(18,591)	(36,176)
Discontinued operation of Double Grow [Member]
ContinuingAndDiscontinuedOperationsLineItems [Line Items]
Administrative expenses		¥ (5,966)	(3,907)	(2,099)
Other operating income/(expense), net			(3,575)	(3,836)
OPERATING LOSS		(5,966)	(7,482)	(5,935)
Finance costs		(78)	(72)	(20)
Non-operating income/(expenses), net		(840)	(84)	13
LOSS BEFORE INCOME TAX		(6,884)	(7,638)	(5,942)
Loss for the year from discontinued operations, net of tax		(6,884)	(7,638)	(5,942)
Loss on disposal of Double Grow		(27,911)
Loss for the period		¥ (34,795)	¥ (7,638)	¥ (5,942)